Subsequent Events (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Dividend per share	$ 0.01
Ownership Percentage in Affiliate by Parent	90.00%	90.00%	90.00%
Preferred Class A [Member]
Ownership Percentage in Affiliate by Parent	90.00%	90.00%
Preferred Class B [Member]
Ownership Percentage in Affiliate by Parent	90.00%	90.00%